BLACKROCK FUNDS IV

BlackRock Global Long/Short Credit Fund

(the “Fund”)

Supplement dated March 3, 2025 to the

Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) of the Fund,

each dated November 27, 2024, as supplemented to date

On February 27, 2025, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “BlackRock Credit Relative Value Fund” and certain changes to the Fund’s investment strategies. These changes are expected to become effective on or about May 2, 2025.

Accordingly, effective on or about May 2, 2025, the following changes are expected to be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

Change in the Fund’s Name

All references to “BlackRock Global Long/Short Credit Fund” are changed to “BlackRock Credit Relative Value Fund” to reflect the Fund’s new name.

Change in the Fund’s Investment Strategies

The section of the Summary Prospectus entitled “Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed-income markets. A complete market cycle for fixed income funds such as the Fund is typically three to five years.

Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. Credit-related instruments include, but are not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.

The Fund may invest in credit-related instruments rated below investment grade or deemed equivalent by Fund management, which are commonly referred to as “junk bonds.”

The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. The Fund’s investments in non-U.S. dollar based assets may be made on a currency hedged or unhedged basis.

The Fund may invest up to 20% of its total assets in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund may also gain both long and short exposure to credit-related instruments by entering into a series of purchase and sale contracts or by investing in, among other instruments, swaps, including total return, credit default, index and interest rate swaps; options; forward contracts; futures contracts and options on futures contracts that provide long or short exposure to other credit obligations; credit-linked notes that provide long or short exposure to other credit obligations; repurchase agreements; reverse repurchase agreements; dollar rolls; exchange-traded funds and closed-end registered investment companies, which may be managed by BlackRock or one of its affiliates; and other similar transactions.

The Fund may engage in short sales for hedging purposes or to enhance total return. The Fund also may make short sales “against the box” without limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

As part of its normal operations, the Fund may hold high quality money market securities and invest in money market funds, including affiliated money market funds, pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal. Money market securities are short term securities consisting primarily of short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset backed commercial paper, corporate notes and repurchase agreements.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund may borrow from banks for investment purposes.

The section of the Prospectus entitled “Details About the Fund—How the Fund Invests—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets. A complete market cycle for fixed income funds such as the Fund is typically three to five years.

The Fund may engage in a wide variety of strategies and may invest in a broad variety of instruments, whether publicly or privately traded or issued, including, but not limited to, corporate loans, corporate bonds and foreign government bonds and derivative instruments with similar economic characteristics.

The Fund may invest in securities of issuers with any market capitalization. The Fund has no minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. This is a non-fundamental policy of the Fund and may be changed with 60 days’ prior notice to shareholders. Credit-related instruments include, but are not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.

The Fund may invest in credit-related instruments rated below investment grade or deemed equivalent by Fund management, which are commonly referred to as “junk bonds.” Junk bonds are debt securities rated lower than investment grade (below the fourth highest rating category of the major rating agencies) or determined by Fund management to be of similar quality and generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low-rated issuer. Investment grade bonds are bonds rated in the four highest categories by at least one of the major rating agencies or determined by Fund management to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

The Fund may invest in non-U.S. dollar denominated investments including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. The Fund’s investments in non-U.S. dollar based assets may be made on a currency hedged or unhedged basis.

The Fund may invest up to 20% of its total assets in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk.

The Fund may also gain both long and short exposure to credit-related instruments by entering into a series of purchase and sale contracts or by investing in, among other instruments, swaps, including total return, credit default, index and interest rate swaps; options; forward contracts; futures contracts and options on futures contracts that provide long or short exposure to other credit obligations; credit-linked notes that provide long or short exposure to other credit obligations; repurchase agreements; reverse repurchase agreements; dollar rolls; exchange-traded funds and closed-end registered investment companies, which may be managed by BlackRock or one of its affiliates; and other similar transactions.

The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

The Fund may engage in short sales for hedging purposes or to enhance total return. The Fund also may make short sales “against the box” without limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

As part of its normal operations, the Fund may hold high quality money market securities and invest in money market funds, including affiliated money market funds, pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal. Money market securities are short term securities consisting primarily of short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset backed commercial paper, corporate notes and repurchase agreements.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund may borrow from banks for investment purposes.

Shareholders should retain this Supplement for future reference.

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